Related party transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Anglo Ardmore Ship Management Limited
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)	50.00%
Corporate Joint Venture [Member] | Anglo Ardmore Ship Management Limited
Related Party Transaction [Line Items]
Percentage of ownership interest (as a percent)	50.00%
Anglo Ardmore Ship Management Limited
Related Party Transaction [Line Items]
Number of vessels for which technical management services is provided | item	14	17
Total management fees paid	$ 2.7	$ 3.0	$ 2.8
Amounts payable to related party	0.7	1.2
Amounts Due from (to) related party, Management Fees	0.0	0.0
Advances made	1.5	2.2
Anglo Ardmore Ship Management Limited | Accounts Payable [Member]
Related Party Transaction [Line Items]
Amounts payable to related party	0.1	0.9
Anglo Ardmore Ship Management Limited | Accrued Expenses and Other Liabilities [Member]
Related Party Transaction [Line Items]
Amounts payable to related party	$ 0.6	$ 0.3